Net Fee and Commission Income - Schedule of Fee and Commission Income (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fee and commission income (expense) [abstract]
Funds transfer	€ 686	€ 736
Securities business	439	316
Insurance broking	101	91
Asset management fees	115	97
Brokerage and advisory fees	321	278
Other	644	648
Total Fee and commission income	€ 2,307	€ 2,164